Marketable Available Securities for Sale Securities (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 0	$ 0	$ 11,011,000
Gross Unrealized Gains	0	0	1,000
Gross Unrealized Losses	0	0
Estimated Fair Value	0	0	11,012,000
Us Government Agencies Obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			4,495,000
Gross Unrealized Gains			1,000
Gross Unrealized Losses
Estimated Fair Value			4,496,000
Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			6,516,000
Gross Unrealized Losses
Estimated Fair Value			$ 6,516,000